GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 167,007	$ 166,495
Gain of control in subsidiaries	155,942	34,903
Adjustments due to purchase price allocation	0	133
Realization as a result of loss of control	0	(26,519)
Additions due to past contingent consideration related to past acquisitions *)	140
Foreign currency translation adjustments	3,452	(8,005)
Balance	$ 326,541	$ 167,007